SCHEDULE OF FAIR VALUE OF WARRANT LIABILITIES AND DERIVATIVE LIABILITY AND INVESTMENT OPTIONS (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrant [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total beginning balance	$ 185,215	$ 653,674
Issuance of equity		3,595,420
Change in fair value, modification		251,357
Change in fair value	(94,396)	(4,315,236)
Exercise of warrants	(65,349)
Total ending balance	25,470	185,215
Derivative [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total beginning balance	727,000
Issuance of equity		402,000
Change in fair value	(727,000)	325,000
Total ending balance		727,000
Options Held [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total beginning balance	851,008
Issuance of equity		4,323,734
Change in fair value	(208,752)	(3,472,726)
Total ending balance	23,608	$ 851,008
Exercise of investment options	$ (618,648)